Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	CLOSED-END FUNDS - 70.3%
406,738	Aberdeen Income Credit Strategies Fund	$2,399,754
279,233	Aberdeen Total Dynamic Dividend Fund	2,474,006
121,079	AllianceBernstein Global High Income Fund	1,335,503
152,144	Barings Global Short Duration High Yield Fund	2,343,020
280,211	BlackRock Enhanced International Dividend Trust	1,622,424
3,088	BlackRock Investment Quality Municipal Trust, Inc	33,723
4,276	BlackRock Municipal Credit Alpha Portfolio (a)	54,435
217,761	Blackstone Strategic Credit Fund	2,639,265
498,561	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4,143,044
264,397	Brookfield Real Assets Income Fund, Inc.	3,534,990
209,155	Calamos Convertible and High Income Fund	2,298,615
280,143	Destra Multi-Alternative Fund	2,451,253
59,407	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	513,873
20,000	European Equity Fund, Inc.	204,602
20,078	First Trust High Yield Opportunities 2027 Term Fund	298,160
40,015	Franklin Universal Trust	304,916
3,056	Guggenheim Active Allocation Fund	47,798
46,351	Highland Global Allocation Fund	403,441
206,077	Highland Income Fund	1,071,602
52,508	Invesco Municipal Trust	480,450
71,963	Kayne Anderson Energy Infrastructure Fund, Inc.	915,371
266,159	KKR Income Opportunities Fund	3,341,628
573,359	Liberty All-Star Growth Fund, Inc.	3,136,276
630,012	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	3,225,663
18,712	Neuberger Berman Energy Infrastructure and Income Fund, Inc.	168,036
3,446	Neuberger Berman Next Generation Connectivity Fund, Inc	50,314
239,742	Nuveen Core Plus Impact Fund	2,687,510
25,248	Nuveen Municipal Credit Opportunities Fund	270,913
192,158	PGIM Short Duration High Yield Opportunities Fund	3,235,943
41,991	PIMCO High Income Fund	201,559
35,959	RiverNorth Capital and Income Fund, Inc.	523,205
83,341	Saba Capital Income & Opportunities Fund II	765,906
295,786	Templeton Emerging Markets Income Fund, Inc.	1,774,718
69,339	The Mexico Fund, Inc.	1,218,288
5,762	Tortoise Energy Infrastructure Corporation	252,896
25,201	Virtus Convertible & Income Fund	357,856
43,360	Virtus Convertible & Income Fund II	556,744
382,202	Virtus Global Multi-Sector Income Fund	2,996,466
54,991	Voya Emerging Markets High Dividend Equity Fund	326,649
17,921	Voya Infrastructure Industrials and Materials Fund	209,498
365,432	Western Asset Emerging Markets Debt Fund, Inc.	3,672,594
22,087	Western Asset Global High Income Fund, Inc.	144,451
20,105	Western Asset Intermediate Municipal Fund	151,192

	TOTAL CLOSED-END FUNDS - (Cost $56,573,782)	58,838,550

Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCK - 14.5%
	Banking - 4.2%
209,000	Banco Bradesco S.A. (b)	$645,810
46,000	Grupo Financiero Galicia S.A. (b)	2,317,940
49,252	Grupo Supervielle S.A. (b)	521,579
		3,485,329
	Consumer Discretionary - 2.4%
25,000	Arcos Dorados Holdings, Inc.	197,250
173,365	Cresud S.A. Comercial Industrial Financiera Y Agropecuaria (b)	1,865,407
		2,062,657
	Consumer Staples - 0.1%
14,758	Brasilagro Companhia Brasileira De Propriedade Agricola (b)	56,523
		56,523
	Energy - 1.1%
209,000	Cia Energetica De Minas Gerais - Cernig	409,640
11,989	Transportadora de Gas del Sur (b)	310,515
5,000	YPF S.A. (a)(b)	157,200
		877,355
	Preferred Equity - 1.1%
59,364	Highland Opportunities & Income Fund 5.375% Cum. Pfd. Series B	942,107
		942,107
	Financials - 1.1%
115,000	Banco Santander S.A. (b)	954,500
		954,500
	Industrials - 0.3%
13,000	Corporacion America Airports S.A. (a)	263,380
		263,380
	Materials - 0.2%
15,000	Loma Negra Compania Industrial Argentina S.A. (a)(b)	164,550
		164,550
	Real Estate - 2.7%
165,563	Irsa Inversiones Y Representaciones S.A. (b)	2,306,293
		2,306,293
	Utilities - 1.3%
81,467	Central Puerto S.A. (b)	951,535
7,206	Empresa Distribuidora Y Comercializadora Norte S.A. (a)(b)	190,887
		1,142,422

	TOTAL COMMON STOCKS - (Cost $11,536,728)	12,255,116

	Exchange Traded Funds - 4.8%
40,000	iShares Preferred and Income Securities ETF	1,227,200
20,000	JPMorgan Nasdaq Equity Premium Income ETF	1,088,000
90,000	VanEck BDC Income ETF	1,467,000
20,000	VanEck Vietnam ETF (a)	275,200

	TOTAL EXCHANGE-TRADED FUNDS - (Cost $4,032,377)	4,057,400

Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	Real Estate Investment Trust - 3.3%
55,000	Invesco Mortgage Capital, Inc.	$431,200
517,791	NexPoint Diversified Real Estate Trust	2,169,544
13,998	Seven Hills Realty Trust	168,956

	TOTAL REAL ESTATE INVESTMENT TRUST - (Cost $3,316,924)	2,769,700

	Rights - 0.0%
37,830	RiverNorth Capital and Income Fund, Inc., Expires 07/07/25 (a)	2,081

	TOTAL RIGHTS - (Cost $0)	2,081

Principal Amount ($)		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMESTS - 6.5%
	Money Market Funds - 6.5%
5,476,345	First American Government Obligations Fund, Class X (c)	2,004.388	5,476,345.00

	TOTAL SHORT TERM INVESTMESTS - (Cost $5,476,345)		5,476,345

	TOTAL INVESTMENTS - 99.4% - (Cost $80,936,156)		83,397,111
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		533,729
	NET ASSETS - 100.0%		$83,930,840

(a)	Non-income Producing Security.
(b)	American Depository Receipt (ADR)
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.